Note 13 - Commitments and Contingent Liabilities (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$196
2014	264
2015	124
2016	16
$600

2013	$260
2014	264
2015	124
2016	15
$663